Segment information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment information
2. Segment information
On 8 March 2021, the Group announced a new strategy, which included a new management structure and operating model. As a result, the primary operating segments reported to the Group’s chief operating decision-maker, the Pearson Executive Management team, have changed from 1 July 2021 to reflect the new Group structure. There are now five main global business divisions, which are each considered separate operating segments for management and reporting purposes. These five divisions are Assessment & Qualification, Virtual Learning, English Language Learning, Higher Education and Workforce Skills. In addition, the International Courseware local publishing businesses are under strategic review and during this time are being managed as a separate division, known as Strategic Review. For the comparative period, the Group has separately disclosed the results from the Penguin Random House associate to the point of disposal in April 2020. Comparative figures for 2020 and 2019 have been restated to reflect the new segments.
The following describes the principal activities of the five main operating segments:

•	Assessment & Qualification – Pearson VUE, US Student Assessment, Clinical Assessment, UK GCSE and A Levels and International academic qualifications.

•	Virtual Learning – Virtual Schools and Online Program Management.

•	English Language Learning – Pearson T est of English, Institut ional Courseware and English Online Solutions.

•	Higher Education – US, Canadian and International Higher Education Courseware businesses.

•	Workforce Skills – BTEC, GED, TalentLens, Faethm, Pearson College and Apprenticeships.

		2021
All figures in £ millions	Notes	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Penguin Random House	Group

Sales	3	1,204	713	238	172	849	252	—	3,428

Adjusted operating profit		216	32	15	27	73	22	—	385
Cost of major restructuring		(48)	(48)	(27)	(28)	(63)	—	—	(214)
Intangible charges		(13)	(25)	(3)	(7)	(2)	(1)	—	(51)
Other net gains and losses		—	—	—	(2)	—	65	—	63

Operating profit/(loss)		155	(41)	(15)	(10)	8	86	—	183
Finance costs	6								(68)
Finance income	6								42

Profit before tax									157
Income tax	7								3

Profit for the year									160

Other segment items
Share of results of joint ventures and associates	12	—	(1)	3	(1)	—	—	—	1
Depreciation and impairment	10	92	48	14	9	63	15	—	241
Amortisation and impairment	11, 20	129	67	34	25	165	26	—	446

		2019
All figures in £ millions	Notes	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Penguin Random House	Group

Sales	3	1,280	584	320	185	1,102	398	—	3,869

Adjusted operating profit		252	13	59	31	134	27	65	581
Costs of major restructuring		(38)	(13)	(10)	(7)	(68)	(21)	(2)	(159)
Intangible charges		(23)	(36)	(80)	(9)	—	(3)	(12)	(163)
Other net gains and losses		—	—	—	—	—	16	—	16

Operating profit / (loss)		191	(36)	(31)	15	66	19	51	275
Finance costs	6								(84)
Finance income	6								41

Profit before tax									232
Income tax	7								34

Profit for the year									266

Share of results of joint ventures and associates		—	—	3	—	—	—	51	54
Depreciation and impairment		49	18	8	5	29	14	—	123
Amortisation and impairment		135	62	104	24	172	40	—	537
There were no material inter-segment sales in either 2021, 2020 or 2019.
Corporate costs are allocated to business segments on an appropriate basis depending on the nature of the cost and therefore the total segment result is equal to the Group operating profit.
Adjusted operating profit is shown in the above tables as it is the key financial measure used by management to evaluate the performance of the Group. The measure also enables investors to more easily, and consistently, track the underlying operational performance of the Group and its business segments over time by separating out those items of income and expenditure relating to acquisition and disposal transactions, major restructuring programmes and certain other items that are also not representative of underlying performance, which are explained below and reconciled with
in
this
note.
Cost of major restructuring – In March 2021, the Group announced a restructuring programme, to run primarily in 2021. The programme includes the reorganisation of the Group into five global business divisions and the simplification of the Group’s property portfolio. The restructuring costs in 2021 of £214m mainly relate to the impairment of
right-of-use
property assets, the write-down of product development assets and staff redundancies. In May 2017, the Group announced a major restructuring programme to run between 2017 and 2019 to drive further significant cost savings. The costs of these restructuring programmes are significant enough to exclude from the adjusted operating profit measure so as to better highlight the underlying performance (see note 4).
Intangible charges – These represent charges relating to intangibles acquired through business combinations and intangibles relating to associate
s
. These charges are excluded as they reflect past acquisition activity and do not necessarily reflect the current year performance of the Group. Intangible amortisation charges in 2021 were £51m, which included no impairment charges. In 2020, intangible charges were £80m including impairment charges of £12m. In 2019, intangible changes were £163m including impairment changes of £65m.
Other net gains and losses – These represents profits and losses on the sale of subsidiaries, joint ventures, associates and other financial assets and are excluded from adjusted operating profit as they distort the performance of the Group as reported on a statutory basis. Other net gains and losses also includes costs related to business closures and acquisitions. Other net gains in 2021 largely relate to gains from the disposal of PIHE and the K12 Sistemas business in Brazil offset by costs related to the acquisition of Faethm and the wind-down of certain strategic review businesses. In 2020, they largely relate to the sale of the remaining interest in Penguin Random House (£180m gain). In 2019, other net gains largely relate to the sale of the US K-12 business
.
The Group operates in the following main geographic areas:

	Sales			Non-current assets
All figures in £ millions	2021	2020	2019	2021	2020
UK	355	319	385	582	669
Other European countries	249	216	244	123	129
US	2,182	2,335	2,417	2,146	2,362
Canada	111	91	105	225	147
Asia Pacific	359	251	441	192	149
Other countries	172	185	277	20	30

Total	3,428	3,397	3,869	3,288	3,486

Sales are allocated based on the country in which the customer is located. This does not differ materially from the location where the order is received. The geographical split of non-current
assets is based on the subsidiary’s country of domicile. This is not materially different to the location of the assets.
Non-current
assets comprise property, plant and equipment, intangible assets, investments in joint ventures and associates and trade and other receivables.